Interim Condensed Consolidated Statement of Changes in Shareholders' (Deficit) / Equity - EUR (€) € in Thousands	Subscribed capital SEPA	Subscribed capital Public Offering.	Subscribed capital PIPE	Subscribed capital	Share premium SEPA	Share premium Public Offering.	Share premium PIPE	Share premium	Other capital reserves	Treasury shares	Accumulated loss	Currency translation reserve	Remeasurement of defined pension benefit obligation	SEPA	Public Offering.	PIPE	Total
Beginning balance at Dec. 31, 2022				€ 53,104				€ 843,074	€ 277,654	€ (279)	€ (970,198)	€ 116	€ 32				€ 203,503
Loss for the period											(385,492)						(385,492)
Other comprehensive income												45	10				55
Total comprehensive (loss)/income											(385,492)	45	10				(385,437)
Share-based payment awards									14,399								14,399
Convertible loans								84		(84)
Conversion share-based payment awards into shares				1,270					(1,117)								153
Cancellation of issued shares				(178)						178
Share capital increase									82,829								82,829
Ending balance at Jun. 30, 2023				54,196				843,158	373,765	€ (185)	(1,355,690)	161	42				(84,553)
Beginning balance at Dec. 31, 2023				5,728				1,008,759	381,778		(1,359,317)	56	54				37,058
Loss for the period											(86,949)						(86,949)
Other comprehensive income												217	43				260
Total comprehensive (loss)/income											(86,949)	217	43				(86,689)
Share-based payment awards									4,409								4,409
Conversion share-based payment awards into shares				54					(34)								20
Share capital increase	€ 20	€ 381	€ 463		€ 2,018	€ 3,353	€ 8,560							€ 2,038	€ 3,734	€ 9,023
Ending balance at Jun. 30, 2024				€ 6,646				€ 1,022,690	€ 386,153		€ (1,446,266)	€ 273	€ 97				€ (30,407)